Goodwill and Other Intangible Assets (Estimated Aggregate Amortization Expense for Intangible Assets for Next Five Fiscal Years) (Detail) ¥ in Millions	Mar. 31, 2023 JPY (¥)
Estimated aggregate amortization expense for intangible assets for the next five fiscal years:
2024	¥ 281,137
2025	236,575
2026	193,844
2027	146,394
2028	¥ 111,124